Note 2 - Summary of Significant Accounting Policies 1 (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 01, 2021 USD ($)	Feb. 11, 2021	Dec. 24, 2020
Business Combination, Share Exchange Ratio				8.69144
Cash, Ending Balance	$ 9,300	$ 6,800
Tangible Asset Impairment Charges, Total	0	0	$ 0
Capitalized Contract Cost, Amortization	9,500	10,500	7,700
Capitalized Contract Cost, Net, Total	38,926	31,943	28,351
Capitalized Computer Software, Net, Ending Balance	0	0
Revenue from Contract with Customer, Excluding Assessed Tax, Total	191,909	151,533	116,099
Contract with Customer, Liability, Total	82,332	$ 74,688	60,600
Contract with Customer, Liability, Revenue Recognized	$ 62,100
AvePoint EduTech PTE. LTD. [Member]
Noncontrolling Interest, Ownership Percentage by Parent	76.09%	77.78%			76.09%	77.78%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	23.91%	22.22%			23.91%	22.22%
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2017 2018 2019 2020
State and Local Jurisdiction [Member]
Open Tax Year	2017 2018 2019 2020
Foreign Tax Authority [Member]
Open Tax Year	2011 2012 2013 2014 2015 2016 2017 2018 2019 2020
Termed License and Support [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 50,970	$ 38,949	26,985
Revenue, Remaining Performance Obligation, Amount	147,100
SaaS [Member
Revenue from Contract with Customer, Excluding Assessed Tax, Total	85,580	52,074	27,744
Revenue, Remaining Performance Obligation, Amount	201,100
Transferred at Point in Time [Member] | Termed License and Support [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 39,700	32,400	26,300
Software Development Sold to Customers [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Internal Use Software [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Other Nonoperating Income (Expense) [Member]
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ (900)	$ (600)	$ (700)
Merger [Member]
Goodwill, Ending Balance				$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total				$ 0